Benefit Plans (Amounts recognized in balance sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability, Defined Benefit Plan, Current	$ (1,488)	$ (1,633)
Liability, Defined Benefit Plan, Noncurrent	(9,880)	(10,918)
Liability, Defined Benefit Pension Plan	(11,368)	(12,551)
Other Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Liability, Defined Benefit Plan, Current	0	0
Liability, Defined Benefit Plan, Noncurrent	(10,987)	(16,168)
Liability, Defined Benefit Pension Plan	$ (10,987)	$ (16,168)